Foreign Exchange Gains And Losses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Summary of Information About Foreign Exchange Gains And Losses

	For the six months ended June 30,
	2026	2025
(In thousands)
Foreign exchange loss, net	$(42)	$(77)